Schedule IV-Mortgage Loans on Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Loans On Real Estate [Abstract]
Schedule IV - Mortgage Loans on Real Estate
		Final	Face	Carrying
	Interest	Maturity	Amount of	Amount of
Description	Rate	Date	Mortgage	Mortgage
Note receivable issued to venture partner - Hellweg 2 transaction (a)	8.0%	Apr. 2017	$311,150	$21,747
Note receivable related to installment sale - PRG transaction (b)	7.9%	Mar. 2029	11,811	11,811
Construction line of credit provided to Ryder Properties, LLC	6.3%	Feb. 2015	9,504	9,836
			$332,465	$43,394

Schedule IV - Mortgage Loans on Real Estate Rollforward
	Reconciliation of Mortgage Loans on Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$55,494	$55,504	$362,707
Additions	11,811	700	8,349
Accretion of principal	53	49	40
Reduction in Hellweg 2 note receivable due to put option exercise (a)	-	-	(297,263)
Repayments	(24,405)	(260)	-
Foreign currency translation adjustment	441	(499)	(18,329)
Balance at close of year	$43,394	$55,494	$55,504